Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 4

Net interest

income and other net

income from financial instruments

measured at fair value

through
profit or loss

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Net interest income from financial instruments measured

at fair value through profit or loss and other
5,455 1,765 1,410
Other net income from financial instruments measured

at fair value through profit or loss
1
12,959 9,934 7,493
Total net income from financial instruments measured at fair value through profit or loss and other
18,414 11,698 8,903
Net interest income
Interest income from loans and deposits
2
25,751 19,637 9,634
Interest income from securities financing transactions measured at amortized cost
3
3,716 3,450 1,378
Interest income from other financial instruments measured

at amortized cost
1,339 1,152 545
Interest income from debt instruments measured at fair

value through other comprehensive income
104 103 74
Interest resulting from derivative instruments designated as cash flow hedges
(1,943) (1,898) 173
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
28,967 22,444 11,803
Interest expense on loans and deposits
4
23,621 14,977 4,488
Interest expense on securities financing transactions measured at amortized cost
5
1,939 1,714 1,089
Interest expense on debt issued 4,053 2,855 1,031
Interest expense on lease liabilities 132 97 88
Total interest expense from financial instruments measured at amortized cost 29,745 19,643 6,696
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
(777) 2,801 5,108
Total net interest income from financial instruments measured at fair value through profit or loss and other
5,455 1,765 1,410
Total net interest income 4,678 4,566 6,517
1 Includes net losses from financial liabilities

designated at fair value of

USD
2,090 m (net losses of USD 4,065
m in 2023 and net gains

of USD
17,036
m in 2022). This complementary

“of which” information for
financial liabilities designated at fair value excludes

fair value changes on hedges related to

financial liabilities designated at fair value, and foreign currency translation effects arising from translating foreign currency transactions into the respective

functional currency, both

of which are reported

within Other net income from

financial instruments measured at fair

value through profit or

loss. Net gains /

(losses) from financial
liabilities designated at fair value included

net losses of USD
1,844 m (net losses of USD 2,045
m and net gains of

USD
4,112
m in 2023 and 2022,

respectively) from financial liabilities related to

unit-linked investment
notes issued by UBS AG’s Asset Management business division. These gains / (losses) are fully offset within Other net income from financial instruments measured at fair value through profit or loss by the fair value change on the financial assets hedging the

unit-linked investment contracts,

which are not disclosed as part

of Net gains / (losses) from financial

liabilities designated at fair value.

2 Consists of interest income
from cash and balances at central banks, amounts due from banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits,
and cash collateral payables on derivative instruments.

3 Includes negative interest, including fees, on payables from securities financing transactions measured at amortized cost.

4 Consists of interest expense
on amounts due to banks, cash collateral payables

on derivative instruments, customer deposits,

and funding from UBS Group AG measured at amortized cost, as well as negative interest on cash and balances at
central banks, amounts

due from banks,

and cash collateral receivables

on derivative instruments.

5 Includes negative interest,

including fees, on

receivables from securities financing

transactions measured at
amortized cost.
Total

combined

net

interest

income

and other

net

income

from

financial

instruments

measured

at

fair

value

through
profit or loss

increased by USD
3,137
m to

USD
17,637
m, mainly

driven by

the consolidation of

Credit Suisse AG revenues.